Condensed Financial Information (Parent Company) (Long-term Debt Outstanding) (Details) - Parent Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2014
Long-term Debt [Abstract]
Senior Notes	$ 15,505		$ 16,994
Notes Payable, Related Parties	3,100		3,314
Long-term Debt	$ 18,605		20,241
Senior Notes, Unaffiliated [Member]
Long-term Debt [Abstract]
Weighted Average Interest Rate	4.94%
Debt Instrument, Maturity Date Range, Start	Dec. 15, 2017
Debt Instrument, Maturity Date Range, End	May 13, 2046
Senior Notes	$ 15,505		16,927
Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.03%
Long-term Debt [Abstract]
Weighted Average Interest Rate	4.86%
Debt Instrument, Maturity Date Range, Start	Jun. 30, 2019
Debt Instrument, Maturity Date Range, End	Dec. 31, 2033
Senior Notes		$ 250		$ 500
Notes Payable, Related Parties	$ 3,100		3,100
Other Affiliated Debt [Member]
Long-term Debt [Abstract]
Weighted Average Interest Rate	1.31%
Notes Payable, Related Parties	$ 0		$ 214
Minimum | Senior Notes, Unaffiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.76%
Minimum | Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.03%
Minimum | Other Affiliated Debt [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Maximum | Senior Notes, Unaffiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	7.72%
Maximum | Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.86%
Maximum | Other Affiliated Debt [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.00%